UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Brian C. Janssen

Capital Group Central Fund Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash FundSM Semi-annual report for the six months ended April 30, 2020

Seeking to generate
income while
preserving capital
and maintaining
liquidity

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell your shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended March 31, 2020 (the most recent calendar quarter-end):

	1 year	Lifetime (since 2/22/19)

Class M shares	2.10%	2.12%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class M shares as of May 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.28%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are Capital Group Central Cash Fund’s results for the six months ended April 30, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/cmqxx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Investment portfolio

12	Financial statements

14	Notes to financial statements

19	Financial highlights

Results at a glance

For periods ended April 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 2/22/19)

Capital Group Central Cash Fund (Class M shares)	0.76%	1.94%	2.02%
3-month U.S. Treasury bill	0.57	1.63	1.90
Lipper Institutional Money Market Funds Average[1]	0.64	1.68	1.76

[1]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Results for the Lipper averages do not reflect sales charges. Lipper categories are dynamic and averages may have few funds, especially over the fund’s lifetime. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update at capitalgroup.com.

Capital Group Central Cash Fund	1

Investment portfolio April 30, 2020	unaudited

Percent of net assets
Short-term securities:
U.S. Treasury bills	33.41%
Federal agency discount notes	33.20
Commercial paper	27.21
Repurchase agreements	3.10
Certificates of deposit	.56
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	.65
Federal agency bonds & notes	.47
Other assets less liabilities	1.40
100.00%

Short-term securities 97.48%	Yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 33.41%
U.S. Treasury Bills 5/5/2020	0.37%	$2,450,000	$2,449,987
U.S. Treasury Bills 5/7/2020	1.52	1,100,000	1,099,994
U.S. Treasury Bills 5/12/2020	0.10	2,300,000	2,299,961
U.S. Treasury Bills 5/14/2020	0.40	2,150,000	2,149,923
U.S. Treasury Bills 5/19/2020	0.09	1,937,100	1,937,023
U.S. Treasury Bills 5/21/2020	0.22	1,972,700	1,972,590
U.S. Treasury Bills 5/26/2020	0.07	1,700,000	1,699,906
U.S. Treasury Bills 5/28/2020	0.42	2,154,700	2,154,611
U.S. Treasury Bills 6/2/2020	0.09	2,275,000	2,274,798
U.S. Treasury Bills 6/4/2020	0.37	3,285,000	3,284,690
U.S. Treasury Bills 6/9/2020	0.08	2,018,400	2,018,194
U.S. Treasury Bills 6/11/2020	0.22	2,600,000	2,599,704
U.S. Treasury Bills 6/16/2020	0.14	3,100,000	3,099,598
U.S. Treasury Bills 6/18/2020	0.12	1,750,000	1,749,767
U.S. Treasury Bills 6/23/2020	0.13	2,100,000	2,099,674
U.S. Treasury Bills 6/25/2020	0.08	700,000	699,930
U.S. Treasury Bills 7/2/2020	0.08	1,000,000	999,836
U.S. Treasury Bills 7/9/2020	0.12	1,350,000	1,349,767
U.S. Treasury Bills 7/14/2020	0.14	1,650,000	1,649,339
U.S. Treasury Bills 7/16/2020	0.11	900,000	899,810
U.S. Treasury Bills 7/21/2020	0.11	1,300,000	1,299,182
U.S. Treasury Bills 7/23/2020	0.15	1,412,700	1,412,374
U.S. Treasury Bills 7/28/2020	0.16	500,000	499,740
U.S. Treasury Bills 7/30/2020	0.11	1,070,000	1,069,732
U.S. Treasury Bills 8/4/2020	0.12	1,250,000	1,249,667
U.S. Treasury Bills 8/6/2020	0.19	850,000	849,748
U.S. Treasury Bills 8/13/2020	0.15	750,000	749,740
U.S. Treasury Bills 8/20/2020	0.09	500,000	499,830
U.S. Treasury Bills 9/3/2020	0.02	200,000	199,913
U.S. Treasury Bills 9/8/2020	0.13	150,000	149,895
U.S. Treasury Bills 9/10/2020	0.30	314,000	313,850
U.S. Treasury Bills 9/15/2020	0.22	100,000	99,885
U.S. Treasury Bills 9/24/2020	0.03	849,300	848,852
			47,731,510

Federal agency discount notes 33.20%
Fannie Mae 5/14/2020	1.56	20,833	20,832
Fannie Mae 5/18/2020	1.56	50,000	49,998
Fannie Mae 5/19/2020	0.75	150,000	149,993
Fannie Mae 6/1/2020	1.50	125,000	124,988
Fannie Mae 6/4/2020	1.50	100,000	99,989
Fannie Mae 6/8/2020	1.50	100,000	99,987
Fannie Mae 7/15/2020	0.42	1,488,750	1,488,321
Fannie Mae 7/16/2020	0.67	250,000	249,927
Fannie Mae 7/17/2020	0.04	440,300	440,170
Fannie Mae 7/20/2020	0.33	700,000	699,788

2	Capital Group Central Cash Fund

	Yield at acquisition	Principal amount (000)	Value (000)
Fannie Mae 7/24/2020	0.28%	$173,700	$173,645
Fannie Mae 7/29/2020	0.10	500,000	499,834
Fannie Mae 8/10/2020	0.01	900,000	899,662
Fannie Mae 8/11/2020	0.01	500,000	499,810
Fannie Mae 8/13/2020	0.18	123,000	122,952
Fannie Mae 8/19/2020	0.18	150,000	149,939
Fannie Mae 8/26/2020	0.14	140,800	140,739
Fannie Mae 9/15/2020	0.17	230,700	230,584
Fannie Mae 10/15/2020	0.20	200,000	199,879
Fannie Mae 10/16/2020	0.20	300,000	299,818
Fannie Mae 10/19/2020	0.20	250,000	249,846
Fannie Mae 10/20/2020	0.05	100,000	99,938
Fannie Mae 10/23/2020	0.20	250,000	249,842
Federal Farm Credit Banks 5/5/2020	0.64	255,000	254,998
Federal Farm Credit Banks 5/6/2020	0.20	170,000	169,998
Federal Farm Credit Banks 5/13/2020	1.54	30,000	29,999
Federal Farm Credit Banks 5/14/2020	0.48	125,000	124,995
Federal Farm Credit Banks 5/19/2020	0.14	240,000	239,986
Federal Farm Credit Banks 6/8/2020	0.53	150,000	149,978
Federal Farm Credit Banks 6/9/2020	0.14	90,000	89,986
Federal Farm Credit Banks 6/15/2020	0.50	100,000	99,981
Federal Farm Credit Banks 7/15/2020	0.50	150,000	149,951
Federal Farm Credit Banks 8/7/2020	0.22	112,000	111,953
Federal Home Loan Bank 5/1/2020	1.43	350,000	350,000
Federal Home Loan Bank 5/4/2020	0.30	564,000	563,997
Federal Home Loan Bank 5/5/2020	1.31	200,000	199,999
Federal Home Loan Bank 5/6/2020	0.51	792,330	792,322
Federal Home Loan Bank 5/7/2020	0.27	450,000	449,994
Federal Home Loan Bank 5/8/2020	1.11	525,300	525,292
Federal Home Loan Bank 5/11/2020	0.87	1,351,400	1,351,368
Federal Home Loan Bank 5/12/2020	0.50	300,000	299,992
Federal Home Loan Bank 5/13/2020	1.02	438,600	438,588
Federal Home Loan Bank 5/14/2020	0.10	550,000	549,983
Federal Home Loan Bank 5/15/2020	1.41	181,000	180,994
Federal Home Loan Bank 5/18/2020	0.18	212,960	212,951
Federal Home Loan Bank 5/20/2020	0.50	795,400	795,360
Federal Home Loan Bank 5/21/2020	0.18	300,000	299,981
Federal Home Loan Bank 5/22/2020	0.28	991,500	991,434
Federal Home Loan Bank 5/26/2020	0.20	1,286,500	1,286,389
Federal Home Loan Bank 5/27/2020	0.24	442,000	441,960
Federal Home Loan Bank 5/28/2020	0.68	438,364	438,323
Federal Home Loan Bank 5/29/2020	0.18	700,000	699,932
Federal Home Loan Bank 6/1/2020	1.00	350,000	349,966
Federal Home Loan Bank 6/2/2020	0.73	250,000	249,975
Federal Home Loan Bank 6/3/2020	0.76	1,066,000	1,065,888
Federal Home Loan Bank 6/5/2020	0.52	746,900	746,813
Federal Home Loan Bank 6/8/2020	0.12	509,200	509,135
Federal Home Loan Bank 6/9/2020	0.31	600,000	599,922
Federal Home Loan Bank 6/10/2020	0.40	1,149,230	1,149,069
Federal Home Loan Bank 6/12/2020	0.35	1,299,800	1,299,609
Federal Home Loan Bank 6/15/2020	0.23	1,057,376	1,057,201
Federal Home Loan Bank 6/16/2020	0.38	400,000	399,932
Federal Home Loan Bank 6/17/2020	0.14	250,000	249,957
Federal Home Loan Bank 6/18/2020	0.15	100,000	99,982
Federal Home Loan Bank 6/19/2020	0.17	458,900	458,817
Federal Home Loan Bank 6/22/2020	0.19	771,000	770,846
Federal Home Loan Bank 6/23/2020	0.02	250,000	249,949
Federal Home Loan Bank 6/24/2020	0.14	312,000	311,935
Federal Home Loan Bank 6/25/2020	0.09	399,420	399,332
Federal Home Loan Bank 6/26/2020	0.17	352,300	352,221
Federal Home Loan Bank 6/29/2020	0.10	171,479	171,439
Federal Home Loan Bank 6/30/2020	0.10	50,000	49,988
Federal Home Loan Bank 7/1/2020	0.31	838,800	838,595
Federal Home Loan Bank 7/2/2020	0.04	100,000	99,975
Federal Home Loan Bank 7/7/2020	0.20	110,000	109,971
Federal Home Loan Bank 7/9/2020	0.16	500,000	499,864
Federal Home Loan Bank 7/10/2020	0.26	770,000	769,790
Federal Home Loan Bank 7/13/2020	0.31	676,000	675,808
Federal Home Loan Bank 7/14/2020	0.15	200,000	199,942

Capital Group Central Cash Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Federal Home Loan Bank 7/15/2020	0.36%	$600,000	$599,827
Federal Home Loan Bank 7/16/2020	0.44	300,000	299,912
Federal Home Loan Bank 7/17/2020	0.15	749,146	748,924
Federal Home Loan Bank 7/20/2020	0.05	750,000	749,772
Federal Home Loan Bank 7/21/2020	0.19	343,400	343,294
Federal Home Loan Bank 7/22/2020	0.14	763,710	763,472
Federal Home Loan Bank 7/24/2020	0.13	464,600	464,452
Federal Home Loan Bank 7/27/2020	0.14	317,100	316,997
Federal Home Loan Bank 7/28/2020	0.00	211,100	211,031
Federal Home Loan Bank 7/30/2020	0.14	130,800	130,756
Federal Home Loan Bank 7/31/2020	0.15	200,000	199,932
Federal Home Loan Bank 8/3/2020	0.52	400,000	399,859
Federal Home Loan Bank 8/17/2020	0.05	100,000	99,960
Federal Home Loan Bank 8/19/2020	0.12	19,300	19,292
Federal Home Loan Bank 9/9/2020	0.44	200,000	199,904
Federal Home Loan Bank 9/10/2020	0.48	100,000	99,952
Federal Home Loan Bank 9/15/2020	0.27	150,000	149,925
Federal Home Loan Bank 10/8/2020[1]	0.00	100,000	100,047
Freddie Mac 5/11/2020	1.51	150,000	149,996
Freddie Mac 5/19/2020	1.52	982,100	982,054
Freddie Mac 6/3/2020	1.51	200,000	199,979
Freddie Mac 6/10/2020	1.55	25,000	24,997
Freddie Mac 6/17/2020	1.54	175,000	174,970
Freddie Mac 6/18/2020	0.07	250,000	249,956
Freddie Mac 6/19/2020	0.07	600,000	599,892
Freddie Mac 7/2/2020	0.02	333,991	333,908
Freddie Mac 7/6/2020	0.68	150,000	149,961
Freddie Mac 7/17/2020	0.69	1,075,000	1,074,682
Freddie Mac 7/21/2020	0.45	500,000	499,846
Freddie Mac 7/22/2020	0.45	500,000	499,844
Freddie Mac 7/23/2020	0.45	500,000	499,843
Freddie Mac 7/24/2020	0.45	300,000	299,904
Freddie Mac 7/29/2020	0.13	300,000	299,900
Freddie Mac 8/3/2020	0.01	400,000	399,859
Freddie Mac 8/4/2020	0.06	800,000	799,716
Freddie Mac 8/19/2020	0.12	686,800	686,520
Freddie Mac 10/19/2020	0.05	100,000	99,938
Tennessee Valley Authority 5/6/2020	0.16	125,000	124,998
Tennessee Valley Authority 5/13/2020	0.21	123,500	123,496
			47,438,653

Commercial paper 27.21%
ABN AMRO Funding USA LLC 5/20/2020[2]	1.63	75,000	74,993
ABN AMRO Funding USA LLC 7/7/2020[2]	0.85	62,000	61,951
Alberta (Province of) 5/4/2020[2]	1.63	62,500	62,500
Alberta (Province of) 5/8/2020[2]	0.80	100,000	99,998
Alberta (Province of) 5/21/2020[2]	0.91	40,000	39,996
Amazon.com, Inc. 5/18/2020[2]	0.30	50,000	49,995
Amazon.com, Inc. 6/1/2020[2]	0.35	100,000	99,969
American Honda Finance Corp. 5/18/2020	1.18	64,000	63,993
American Honda Finance Corp. 5/19/2020	1.61	39,500	39,496
American Honda Finance Corp. 5/21/2020	1.62	12,700	12,699
Apple Inc. 5/14/2020[2]	0.50	75,000	74,997
Apple Inc. 5/15/2020[2]	0.62	180,000	179,992
Apple Inc. 5/19/2020[2]	0.52	50,000	49,997
Apple Inc. 5/21/2020[2]	0.47	50,000	49,997
Apple Inc. 5/28/2020[2]	0.35	25,000	24,998
Apple Inc. 6/3/2020[2]	0.32	75,000	74,990
Apple Inc. 6/10/2020[2]	0.25	42,000	41,992
Apple Inc. 6/12/2020[2]	0.75	70,000	69,986
Apple Inc. 6/15/2020[2]	0.23	45,000	44,990
Apple Inc. 6/22/2020[2]	1.05	25,000	24,994
Apple Inc. 6/26/2020[2]	0.75	40,000	39,989
Atlantic Asset Securitization LLC 5/11/2020[2]	1.78	70,000	69,992
Atlantic Asset Securitization LLC 5/12/2020[2]	1.72	54,964	54,956
Atlantic Asset Securitization LLC 5/13/2020[2]	1.79	75,000	74,987

4	Capital Group Central Cash Fund

	Yield at acquisition	Principal amount (000)	Value (000)
Atlantic Asset Securitization LLC 5/19/2020[2]	0.52%	$150,000	$149,971
Atlantic Asset Securitization LLC 5/20/2020[2]	0.53	135,000	134,977
Atlantic Asset Securitization LLC 5/22/2020[2]	0.50	100,000	99,984
Atlantic Asset Securitization LLC 6/5/2020[2]	1.15	100,000	99,965
Atlantic Asset Securitization LLC 6/10/2020[2]	1.65	93,400	93,361
Atlantic Asset Securitization LLC 6/11/2020[2]	1.65	30,000	29,987
Atlantic Asset Securitization LLC 6/12/2020[2]	1.65	50,000	49,978
Atlantic Asset Securitization LLC 6/16/2020[2]	1.61	50,000	49,977
Atlantic Asset Securitization LLC 6/23/2020[2]	1.60	64,150	64,119
Atlantic Asset Securitization LLC 7/1/2020[2]	1.00	50,000	49,974
BASF SE 5/26/2020[2]	1.35	175,000	174,773
BASF SE 5/28/2020[2]	1.40	100,000	99,861
BASF SE 5/29/2020[2]	1.08	150,000	149,785
BASF SE 6/9/2020[2]	0.98	275,000	274,504
BNP Paribas 5/8/2020[2]	1.64	200,000	199,997
British Columbia (Province of) 5/4/2020	1.34	45,000	45,000
CAFCO, LLC 5/1/2020[2]	1.69	75,000	74,999
CAFCO, LLC 5/22/2020[2]	1.67	25,000	24,997
CAFCO, LLC 5/26/2020[2]	0.45	35,000	34,995
CAFCO, LLC 6/1/2020[2]	1.30	50,000	49,989
CAFCO, LLC 6/12/2020[2]	0.75	14,500	14,495
Caisse d’Amortissement de la Dette Sociale 5/20/2020	0.28	250,000	249,989
Caisse d’Amortissement de la Dette Sociale 5/26/2020	0.28	200,000	199,980
Caisse d’Amortissement de la Dette Sociale 5/28/2020	0.24	90,000	89,989
Canada Bill 5/20/2020	0.13	200,000	199,984
Canada Bill 5/21/2020	0.10	15,100	15,099
Canada Bill 5/26/2020	0.14	100,000	99,986
Canadian Imperial Bank of Commerce 5/1/2020[2]	1.15	200,000	200,000
Canadian Imperial Bank of Commerce 5/13/2020[2]	1.62	200,000	199,993
Canadian Imperial Bank of Commerce 5/15/2020[2]	1.61	200,000	199,991
Canadian Imperial Bank of Commerce 6/1/2020[2]	1.20	400,000	399,942
Canadian Imperial Bank of Commerce 7/17/2020[2]	0.65	150,000	149,917
Canadian Imperial Bank of Commerce 9/10/2020[2]	1.05	100,000	99,842
Canadian Imperial Holdings Inc. 5/4/2020	0.65	100,000	99,999
Chariot Funding, LLC 5/4/2020[2]	1.00	35,000	34,999
Chariot Funding, LLC 5/15/2020[2]	0.90	100,000	99,996
Chariot Funding, LLC 5/18/2020[2]	0.75	75,000	74,995
Chariot Funding, LLC 5/29/2020[2]	0.45	100,000	99,977
CHARTA, LLC 5/1/2020[2]	1.69	75,000	75,000
CHARTA, LLC 5/18/2020[2]	0.65	75,000	74,994
CHARTA, LLC 5/21/2020[2]	1.00	75,000	74,992
CHARTA, LLC 5/26/2020[2]	0.40	50,000	49,992
CHARTA, LLC 6/3/2020[2]	1.46	75,000	74,982
CHARTA, LLC 6/25/2020[2]	0.70	50,000	49,975
Chevron Corp. 5/11/2020[2]	0.15	50,000	49,997
Chevron Corp. 5/13/2020[2]	0.14	145,000	144,988
Chevron Corp. 5/27/2020[2]	1.42	250,000	249,950
Chevron Corp. 6/11/2020[2]	1.57	121,000	120,920
Chevron Corp. 6/24/2020[2]	1.57	50,000	49,948
Chevron Corp. 6/26/2020[2]	1.57	225,000	224,755
Coca-Cola Co. 5/27/2020[2]	0.88	100,000	99,983
Coca-Cola Co. 6/9/2020[2]	0.85	70,000	69,983
Coca-Cola Co. 6/10/2020[2]	0.25	49,750	49,738
Coca-Cola Co. 7/6/2020[2]	1.38	35,000	34,990
Coca-Cola Co. 7/10/2020[2]	0.85	200,000	199,952
Coca-Cola Co. 7/17/2020[2]	0.78	148,000	147,976
Coöperatieve Rabobank U.A. 5/4/2020	0.09	100,000	99,999
CPPIB Capital Inc. 5/1/2020	0.85	25,000	25,000
CPPIB Capital Inc. 5/4/2020	0.95	25,000	25,000
CRC Funding, LLC 5/5/2020[2]	1.68	47,250	47,249
CRC Funding, LLC 5/8/2020[2]	1.67	100,000	99,997
CRC Funding, LLC 5/11/2020[2]	1.67	50,000	49,998
CRC Funding, LLC 5/19/2020[2]	1.67	75,000	74,992
CRC Funding, LLC 5/26/2020[2]	0.30	30,000	29,993
CRC Funding, LLC 6/3/2020[2]	0.25	60,000	59,980
CRC Funding, LLC 6/5/2020[2]	0.93	100,000	99,965
CRC Funding, LLC 6/11/2020[2]	1.30	50,000	49,979
CRC Funding, LLC 6/12/2020[2]	0.75	125,000	124,945
CRC Funding, LLC 6/19/2020[2]	0.30	75,000	74,961

Capital Group Central Cash Fund	5

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
CRC Funding, LLC 6/25/2020[2]	0.70%	$50,000	$49,970
Crédit Agricole Corporate and Investment Bank 5/1/2020	0.03	746,900	746,899
Crédit Agricole Corporate and Investment Bank 6/16/2020	0.46	100,000	99,976
Crédit Agricole Corporate and Investment Bank 7/29/2020	0.24	125,000	124,920
DBS Bank Ltd. 5/5/2020[2]	1.65	100,000	99,997
DBS Bank Ltd. 5/8/2020[2]	1.61	100,000	99,996
DBS Bank Ltd. 5/22/2020[2]	1.57	100,000	99,986
Denmark (Kingdom of) 5/4/2020	0.89	139,900	139,899
Denmark (Kingdom of) 5/6/2020	0.79	50,000	50,000
Denmark (Kingdom of) 5/7/2020	0.89	100,000	99,999
Denmark (Kingdom of) 5/12/2020	0.54	100,000	99,997
Denmark (Kingdom of) 5/19/2020	0.34	200,000	199,986
Denmark (Kingdom of) 6/30/2020	0.21	100,000	99,964
Denmark (Kingdom of) 7/31/2020	0.24	48,000	47,971
DNB Bank ASA 5/4/2020[2]	1.19	275,000	274,998
DNB Bank ASA 5/7/2020[2]	0.06	200,000	199,998
DNB Bank ASA 5/8/2020[2]	0.06	300,000	299,995
DNB Bank ASA 6/22/2020[2]	0.32	100,000	99,980
Eli Lilly and Co. 5/6/2020[2]	0.38	250,000	249,997
Eli Lilly and Co. 6/1/2020[2]	0.44	50,000	49,968
Eli Lilly and Co. 6/5/2020[2]	1.63	75,000	74,947
Emerson Electric Co. 5/7/2020[2]	1.05	37,450	37,448
Emerson Electric Co. 5/15/2020[2]	1.00	50,000	49,992
Emerson Electric Co. 5/27/2020[2]	1.00	20,000	19,988
Emerson Electric Co. 6/3/2020[2]	1.31	50,000	49,960
Emerson Electric Co. 6/8/2020[2]	1.10	50,000	49,953
Equinor ASA 5/19/2020[2]	1.60	50,000	49,996
EssilorLuxottica 5/26/2020[2]	0.55	13,700	13,698
European Investment Bank 5/18/2020	0.23	400,000	399,989
Export Development Canada 5/1/2020	1.65	100,000	100,000
Export Development Canada 5/27/2020	1.64	50,000	49,996
Export Development Canada 6/2/2020	1.51	150,000	149,988
ExxonMobil Corp. 5/13/2020	1.59	58,000	57,993
ExxonMobil Corp. 5/21/2020	1.60	25,000	24,993
ExxonMobil Corp. 5/26/2020	0.70	45,000	44,986
ExxonMobil Corp. 5/27/2020	0.70	50,000	49,984
ExxonMobil Corp. 6/4/2020	1.33	180,000	179,917
ExxonMobil Corp. 6/16/2020	1.50	100,000	99,923
ExxonMobil Corp. 6/26/2020	1.34	63,000	62,935
ExxonMobil Corp. 6/29/2020	0.95	46,000	45,948
ExxonMobil Corp. 7/13/2020	1.03	75,000	74,886
ExxonMobil Corp. 7/14/2020	1.30	35,000	34,946
ExxonMobil Corp. 7/28/2020	0.85	25,000	24,950
ExxonMobil Corp. 8/3/2020	0.93	100,000	99,785
ExxonMobil Corp. 8/7/2020	0.86	125,000	124,720
Fairway Finance Co., LLC 5/19/2020[2]	1.62	60,000	59,993
Fairway Finance Co., LLC 6/8/2020[2]	0.95	60,000	59,975
Fairway Finance Co., LLC 6/10/2020[2]	0.95	50,000	49,978
Gotham Funding Corp. 5/7/2020[2]	1.00	100,000	99,997
Gotham Funding Corp. 5/11/2020[2]	0.95	75,000	74,997
Gotham Funding Corp. 5/15/2020[2]	0.90	50,000	49,998
Gotham Funding Corp. 6/2/2020[2]	0.70	50,000	49,984
Gotham Funding Corp. 7/22/2020[2]	0.35	50,000	49,960
Henkel of America, Inc. 5/4/2020[2]	1.64	36,000	36,000
Henkel of America, Inc. 5/8/2020[2]	1.62	52,000	51,999
Henkel of America, Inc. 6/4/2020[2]	0.95	50,000	49,987
Henkel of America, Inc. 6/5/2020[2]	0.95	61,000	60,984
Henkel of America, Inc. 6/9/2020[2]	0.95	94,000	93,971
Hydro-Québec 5/4/2020[2]	1.64	100,000	99,989
Hydro-Québec 5/20/2020[2]	1.62	100,000	99,992
Hydro-Québec 7/9/2020[2]	0.50	75,000	74,955
ING US Funding LLC 7/8/2020	0.93	125,000	124,929
International Bank for Reconstruction and Development 5/1/2020	1.32	200,000	200,000
International Bank for Reconstruction and Development 5/4/2020	0.74	200,000	199,999
International Bank for Reconstruction and Development 5/5/2020	1.31	150,000	149,999
International Bank for Reconstruction and Development 5/12/2020	1.57	200,000	199,994
International Bank for Reconstruction and Development 5/18/2020	1.56	200,000	199,989

6	Capital Group Central Cash Fund

	Yield at acquisition	Principal amount (000)	Value (000)
International Bank for Reconstruction and Development 6/15/2020	0.48%	$150,000	$149,972
International Bank for Reconstruction and Development 6/22/2020	0.34	175,000	174,960
International Bank for Reconstruction and Development 7/1/2020	1.58	100,000	99,972
International Business Machines Co. 6/22/2020[2]	1.00	150,000	149,939
International Business Machines Co. 6/23/2020[2]	0.98	100,000	99,959
International Business Machines Co. 6/25/2020[2]	1.01	185,000	184,921
Kells Funding, LLC 5/5/2020	1.59	100,000	99,998
Kells Funding, LLC 5/11/2020	1.70	48,475	48,473
Kells Funding, LLC 5/15/2020	1.60	100,000	99,995
Kells Funding, LLC 6/1/2020	0.99	100,000	99,980
Kells Funding, LLC 6/9/2020	1.61	115,000	114,969
Kells Funding, LLC 6/30/2020	0.23	150,000	149,942
KfW 5/5/2020[2]	1.62	50,000	50,000
KfW 5/26/2020[2]	1.57	145,000	144,989
KfW 6/2/2020[2]	1.54	75,000	74,991
KfW 6/12/2020[2]	1.56	100,000	99,979
KfW 7/30/2020[2]	0.27	100,000	99,936
Liberty Street Funding LLC 5/6/2020[2]	0.90	150,000	149,996
Liberty Street Funding LLC 5/7/2020[2]	1.65	50,000	49,999
Liberty Street Funding LLC 5/11/2020[2]	1.65	50,000	49,998
Liberty Street Funding LLC 5/12/2020[2]	1.65	50,000	49,998
Liberty Street Funding LLC 5/13/2020[2]	1.64	50,000	49,997
Liberty Street Funding LLC 5/22/2020[2]	1.59	50,000	49,992
Liberty Street Funding LLC 6/2/2020[2]	1.00	125,000	124,960
Liberty Street Funding LLC 6/3/2020[2]	1.00	50,000	49,983
Liberty Street Funding LLC 6/4/2020[2]	1.00	100,000	99,966
Liberty Street Funding LLC 6/8/2020[2]	0.92	100,000	99,961
Liberty Street Funding LLC 6/22/2020[2]	0.65	50,000	49,972
L’Oréal USA, Inc. 7/28/2020[2]	0.25	40,000	39,975
LVMH Moët Hennessy Louis Vuitton Inc. 5/4/2020[2]	1.37	50,000	50,000
LVMH Moët Hennessy Louis Vuitton Inc. 5/6/2020[2]	0.90	50,000	49,999
LVMH Moët Hennessy Louis Vuitton Inc. 5/8/2020[2]	0.90	50,000	49,999
LVMH Moët Hennessy Louis Vuitton Inc. 5/15/2020[2]	0.80	100,000	99,989
LVMH Moët Hennessy Louis Vuitton Inc. 5/19/2020[2]	0.50	80,000	79,991
LVMH Moët Hennessy Louis Vuitton Inc. 6/15/2020[2]	1.59	50,000	49,972
LVMH Moët Hennessy Louis Vuitton Inc. 6/23/2020[2]	1.62	50,000	49,975
Merck & Co. Inc. 5/5/2020[2]	1.30	50,000	49,998
Merck & Co. Inc. 8/7/2020[2]	0.25	25,000	24,970
Merck & Co. Inc. 8/12/2020[2]	0.25	50,000	49,970
Merck & Co. Inc. 8/14/2020[2]	0.25	25,000	24,967
Mitsubishi UFJ Trust and Banking Corp. 5/6/2020[2]	0.80	100,000	99,998
Mitsubishi UFJ Trust and Banking Corp. 5/21/2020[2]	0.45	100,000	99,987
Mitsubishi UFJ Trust and Banking Corp. 6/3/2020[2]	0.25	100,000	99,970
Mitsubishi UFJ Trust and Banking Corp. 6/24/2020[2]	0.51	100,000	99,941
Mitsubishi UFJ Trust and Banking Corp. 7/2/2020[2]	1.33	50,000	49,964
Mizuho Bank, Ltd. 5/11/2020[2]	1.64	200,000	199,990
Mizuho Bank, Ltd. 5/18/2020[2]	1.66	100,000	99,989
Mizuho Bank, Ltd. 5/19/2020[2]	1.66	150,000	149,981
Mizuho Bank, Ltd. 5/26/2020[2]	1.57	100,000	99,977
Mizuho Bank, Ltd. 6/3/2020[2]	1.00	50,000	49,983
Mizuho Bank, Ltd. 6/12/2020[2]	1.62	100,000	99,958
Mizuho Bank, Ltd. 6/16/2020[2]	0.79	265,000	264,877
Mizuho Bank, Ltd. 6/17/2020[2]	0.76	350,000	349,834
Mizuho Bank, Ltd. 6/19/2020[2]	0.37	75,000	74,963
Mizuho Bank, Ltd. 6/23/2020[2]	0.47	125,000	124,934
Mizuho Bank, Ltd. 6/26/2020[2]	0.32	50,000	49,972
Mizuho Bank, Ltd. 6/30/2020[2]	0.30	100,000	99,940
Nederlandse Waterschapsbank N.V. 5/18/2020[2]	1.55	150,000	149,995
Nederlandse Waterschapsbank N.V. 5/28/2020[2]	1.46	350,000	349,991
Nederlandse Waterschapsbank N.V. 6/8/2020[2]	1.45	100,000	99,997
Nederlandse Waterschapsbank N.V. 6/17/2020[2]	0.81	200,000	199,991
Nederlandse Waterschapsbank N.V. 7/29/2020[2]	0.26	100,000	99,935
Nestlé Capital Corp. 5/4/2020[2]	0.98	70,000	69,999
Nestlé Capital Corp. 6/5/2020[2]	0.84	200,000	199,988
NIKE, Inc. 6/8/2020[2]	1.25	50,000	49,986
Nordea Bank AB 5/1/2020[2]	0.31	550,000	549,998
Nordea Bank AB 5/4/2020[2]	0.74	150,000	149,998
Novartis Finance Corp. 5/11/2020[2]	1.58	25,000	24,998
Novartis Finance Corp. 5/18/2020[2]	1.58	50,000	49,993

Capital Group Central Cash Fund	7

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Novartis Finance Corp. 5/26/2020[2]	1.50%	$50,950	$50,938
Novartis Finance Corp. 6/1/2020[2]	1.30	70,000	69,978
Novartis Finance Corp. 6/8/2020[2]	1.61	75,000	74,976
Novartis Finance Corp. 6/22/2020[2]	0.96	23,000	22,991
NRW.Bank 5/20/2020[2]	1.05	350,000	349,991
NRW.Bank 5/28/2020[2]	1.34	111,800	111,793
NRW.Bank 6/4/2020[2]	1.33	250,000	249,973
NRW.Bank 6/9/2020[2]	0.78	250,000	249,965
NRW.Bank 6/29/2020[2]	0.29	27,000	26,992
NRW.Bank 7/24/2020[2]	0.30	150,000	149,917
NRW.Bank 7/28/2020[2]	0.25	200,000	199,880
Old Line Funding, LLC 5/8/2020[2]	1.63	100,000	99,997
Old Line Funding, LLC 5/13/2020[2]	0.60	95,000	94,997
Old Line Funding, LLC 6/19/2020[2]	1.60	90,000	89,953
OMERS Finance Trust 5/5/2020[2]	1.10	140,000	139,999
OMERS Finance Trust 5/21/2020	1.62	50,000	49,995
OMERS Finance Trust 6/22/2020	0.57	65,000	64,967
OMERS Finance Trust 7/6/2020	0.60	50,000	49,967
OMERS Finance Trust 7/21/2020	0.72	50,000	49,957
OMERS Finance Trust 7/28/2020	0.50	50,000	49,951
Ontario (Province of) 5/1/2020	1.50	100,000	99,999
Ontario (Province of) 5/26/2020	1.58	54,600	54,592
Ontario (Province of) 6/4/2020	0.99	200,000	199,953
Ontario (Province of) 6/15/2020	0.59	70,800	70,776
Ontario (Province of) 6/17/2020	0.45	150,000	149,953
Ontario (Province of) 6/22/2020	0.37	63,600	63,584
Ontario (Province of) 6/23/2020	0.33	140,000	139,968
Oversea-Chinese Banking Corp. Ltd. 5/7/2020[2]	1.59	125,000	124,995
Oversea-Chinese Banking Corp. Ltd. 6/25/2020[2]	0.40	40,000	39,969
Paccar Financial Corp. 5/12/2020	0.35	35,000	34,999
PepsiCo Inc. 5/1/2020[2]	0.03	13,200	13,200
Pfizer Inc. 5/18/2020[2]	1.62	98,720	98,714
Pfizer Inc. 5/20/2020[2]	1.62	50,000	49,996
Pfizer Inc. 6/1/2020[2]	1.43	150,000	149,969
Pfizer Inc. 6/3/2020[2]	1.30	150,000	149,966
Pfizer Inc. 6/15/2020[2]	0.45	60,010	59,989
Pfizer Inc. 7/28/2020[2]	0.45	30,000	29,980
Pfizer Inc. 8/13/2020[2]	0.94	40,000	39,962
Procter & Gamble Co. 6/11/2020[2]	0.85	50,000	49,985
Procter & Gamble Co. 6/12/2020[2]	0.85	50,000	49,984
Procter & Gamble Co. 6/16/2020[2]	0.85	150,000	149,946
Procter & Gamble Co. 6/19/2020[2]	0.85	75,000	74,971
Roche Holdings, Inc. 5/4/2020[2]	1.00	50,000	49,995
Roche Holdings, Inc. 5/8/2020[2]	1.55	50,000	49,993
Roche Holdings, Inc. 5/11/2020[2]	0.34	8,000	7,999
Roche Holdings, Inc. 5/22/2020[2]	0.28	20,000	19,998
Sanofi 5/15/2020[2]	0.48	51,000	50,998
Sanofi 6/16/2020[2]	0.71	100,000	99,956
Sanofi 6/26/2020[2]	0.57	100,000	99,948
Siemens Capital Co. LLC 5/5/2020[2]	0.47	89,000	88,992
Siemens Capital Co. LLC 5/6/2020[2]	0.47	116,000	115,988
Siemens Capital Co. LLC 6/1/2020[2]	0.40	200,000	199,974
Siemens Capital Co. LLC 6/2/2020[2]	0.55	125,000	124,982
Siemens Capital Co. LLC 6/3/2020[2]	0.55	125,000	124,981
Siemens Capital Co. LLC 6/4/2020[2]	0.46	75,000	74,987
Siemens Capital Co. LLC 6/8/2020[2]	0.40	100,000	99,977
Simon Property Group, LP 5/18/2020[2]	1.57	38,000	37,997
Société Générale 5/1/2020[2]	0.74	100,000	100,000
Société Générale 5/8/2020[2]	0.59	100,000	99,997
Société Générale 5/12/2020[2]	0.49	250,000	249,989
Société Générale 5/15/2020[2]	0.48	250,000	249,985
Société Générale 6/9/2020[2]	0.79	75,000	74,981
Société Générale 6/12/2020[2]	0.74	150,000	149,959
Société Générale 6/15/2020[2]	0.74	75,000	74,978
Société Générale 6/17/2020[2]	0.74	100,000	99,969
Société Générale 6/18/2020[2]	0.54	75,000	74,976
Société Générale 6/19/2020[2]	0.54	100,000	99,967

8	Capital Group Central Cash Fund

	Yield at acquisition	Principal amount (000)	Value (000)
ST Engineering NA Inc. 5/4/2020[2]	1.64%	$20,000	$20,000
ST Engineering NA Inc. 5/13/2020[2]	1.07	314,000	313,986
ST Engineering NA Inc. 5/15/2020[2]	0.70	50,000	49,998
Starbird Funding Corp. 5/1/2020[2]	0.56	320,000	319,999
Starbird Funding Corp. 5/4/2020[2]	1.68	100,000	99,998
Starbird Funding Corp. 5/15/2020[2]	1.66	50,000	49,997
Starbird Funding Corp. 6/9/2020[2]	1.00	50,000	49,980
Sumitomo Mitsui Banking Corp. 5/1/2020[2]	1.28	200,000	199,999
Sumitomo Mitsui Banking Corp. 5/6/2020[2]	0.75	200,000	199,996
Sumitomo Mitsui Banking Corp. 5/7/2020[2]	0.69	150,000	149,997
Sumitomo Mitsui Banking Corp. 5/8/2020[2]	0.75	200,000	199,995
Sumitomo Mitsui Banking Corp. 5/15/2020[2]	0.53	75,000	74,995
Sumitomo Mitsui Banking Corp. 6/9/2020[2]	0.85	150,000	149,963
Sumitomo Mitsui Banking Corp. 6/12/2020[2]	0.83	75,000	74,980
Sumitomo Mitsui Banking Corp. 6/19/2020[2]	0.63	75,000	74,975
Sumitomo Mitsui Banking Corp. 6/22/2020[2]	0.48	75,000	74,973
Sumitomo Mitsui Banking Corp. 6/24/2020[2]	0.38	75,000	74,972
Sumitomo Mitsui Banking Corp. 6/29/2020[2]	0.32	350,000	349,851
Sumitomo Mitsui Banking Corp. 7/6/2020[2]	0.87	100,000	99,948
Sumitomo Mitsui Banking Corp. 7/27/2020[2]	0.34	50,000	49,958
Svenska Handelsbanken Inc. 5/20/2020[2]	1.61	100,000	99,991
Svenska Handelsbanken Inc. 7/16/2020[2]	1.73	100,000	99,940
Thunder Bay Funding, LLC 5/14/2020[2]	1.62	40,000	39,998
Thunder Bay Funding, LLC 6/8/2020[2]	1.05	75,000	74,974
Thunder Bay Funding, LLC 6/11/2020[2]	1.64	40,000	39,985
Toronto-Dominion Bank 5/4/2020[2]	0.48	500,000	499,994
Toronto-Dominion Bank 5/21/2020[2]	1.63	125,000	124,988
Toronto-Dominion Bank 5/22/2020[2]	1.66	325,000	324,966
Toronto-Dominion Bank 6/2/2020[2]	1.25	100,000	99,981
Toronto-Dominion Bank 6/12/2020[2]	0.40	200,000	199,951
Toronto-Dominion Bank 6/30/2020[2]	0.18	100,000	99,970
Toronto-Dominion Bank 7/28/2020[2]	0.28	200,000	199,875
Toronto-Dominion Bank 7/29/2020[2]	0.25	69,700	69,656
Total Capital Canada Ltd. 5/4/2020[2]	1.64	34,600	34,600
Total Capital Canada Ltd. 5/19/2020[2]	1.61	250,000	249,861
Total Capital Canada Ltd. 5/22/2020[2]	0.67	50,000	49,965
Total Capital Canada Ltd. 6/2/2020[2]	1.32	369,000	368,582
Toyota Industries Commercial Finance, Inc. 5/20/2020[2]	1.62	30,000	29,985
Toyota Industries Commercial Finance, Inc. 6/1/2020[2]	1.23	15,000	14,987
Toyota Motor Credit Corp. 6/3/2020	1.69	100,000	99,908
Toyota Motor Credit Corp. 6/5/2020	0.80	200,000	199,803
Toyota Motor Credit Corp. 6/8/2020	0.98	300,000	299,673
Unilever Capital Corp. 5/4/2020[2]	0.95	200,000	199,997
United Overseas Bank Ltd. 5/14/2020[2]	1.54	100,000	99,997
United Overseas Bank Ltd. 5/18/2020[2]	1.15	297,500	297,485
United Overseas Bank Ltd. 5/22/2020[2]	1.57	300,000	299,976
United Overseas Bank Ltd. 5/26/2020[2]	1.55	200,000	199,977
United Overseas Bank Ltd. 5/27/2020[2]	1.58	100,000	99,988
United Overseas Bank Ltd. 6/8/2020[2]	1.00	215,000	214,950
United Parcel Service Inc. 5/15/2020[2]	1.17	125,000	124,998
United Parcel Service Inc. 5/27/2020[2]	1.56	50,000	49,993
Victory Receivables Corp. 5/8/2020[2]	1.00	150,000	149,996
Victory Receivables Corp. 5/13/2020[2]	0.90	75,000	74,996
Victory Receivables Corp. 5/15/2020[2]	0.90	75,000	74,996
Victory Receivables Corp. 5/18/2020[2]	0.75	75,000	74,993
Victory Receivables Corp. 5/20/2020[2]	1.05	75,000	74,990
Victory Receivables Corp. 6/1/2020[2]	0.85	101,000	100,953
Victory Receivables Corp. 6/22/2020[2]	0.45	200,000	199,871
Victory Receivables Corp. 6/23/2020[2]	0.30	75,000	74,950
Wal-Mart Stores, Inc. 5/20/2020[2]	0.40	10,000	9,999
Wal-Mart Stores, Inc. 6/15/2020[2]	0.40	25,000	24,992
Walt Disney Co. 5/20/2020[2]	1.50	95,000	94,990
Walt Disney Co. 5/21/2020[2]	1.15	50,000	49,994
Walt Disney Co. 5/22/2020[2]	1.55	40,000	39,995
Walt Disney Co. 5/28/2020[2]	0.89	50,000	49,991
Walt Disney Co. 6/23/2020[2]	0.90	25,000	24,979
			38,881,233

Capital Group Central Cash Fund	9

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Repurchase agreements 3.10%
Overnight repurchase agreements*		$4,425,000	$4,425,000

Certificates of deposit 0.56%
Bank of Montreal 5/13/2020	1.62%	200,000	200,107
Citibank, N.A. 9/9/2020	0.82	200,000	200,168
Mitsubishi UFJ Trust and Banking Corp. 5/18/2020	1.64	100,000	100,072
Mizuho Bank, Ltd. 5/27/2020	1.64	100,000	100,092
Norinchukin Bank 5/6/2020	1.65	200,000	200,052
			800,491

Total short-term securities (cost: $139,246,492,000)			139,276,887

Bonds, notes & other debt instruments 1.12%
U.S. Treasury bonds & notes 0.65%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.115%) 0.24% 2021[1]		225,000	225,126
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.139%) 0.264% 2021[1]		300,000	300,336
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.22%) 0.345% 2021[1]		300,000	300,690
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.154%) 0.279% 2022[1]		100,000	100,105
			926,257

Federal agency bonds & notes 0.47%
Federal Home Loan Mortgage Corp., (USD-SOFR + 0.01%) 0.02% 2020[1]		150,000	150,033
Federal Home Loan Mortgage Corp., (USD-SOFR + 0.01%) 0.02% 2020[1]		150,000	150,033
Federal Home Loan Mortgage Corp., (USD-SOFR + 0.03%) 0.04% 2020[1]		25,000	25,006
Federal National Mortgage Association, (USD-SOFR + 0.025%) 0.035% 2020[1]		200,000	199,987
Federal National Mortgage Association, (USD-SOFR + 0.04%) 0.05% 2020[1]		150,000	150,036
			675,095

Total bonds, notes & other debt instruments (cost: $1,599,931,000)			1,601,352
Total investment securities 98.60% (cost: $140,846,423,000)			140,878,239
Other assets less liabilities 1.40%			2,006,213

Net assets 100.00%			$142,884,452

10	Capital Group Central Cash Fund

*	Repurchase agreements

The fund held overnight repurchase agreements on April 30, 2020. Additional details on these repurchase agreements appear in the following table.

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	2.00%	4/30/2020	5/1/2020	U.S. Treasury 1.25%-1.875% 2022-2024	$51,000	$50,000	$50,000
BNP Paribas	3.00	4/30/2020	5/1/2020	U.S. Treasury 0%-8.75% 2020-2026	153,000	150,000	150,000
BofA Securities	2.00	4/30/2020	5/1/2020	U.S. Treasury 0.50%-2.375% 2022-2026	382,500	375,000	375,000
Canadian Imperial Bank of Commerce	2.00	4/30/2020	5/1/2020	U.S. Treasury 0.125%-3.125% 2021-2028	102,000	100,000	100,000
JPMorgan Securities	2.00	4/30/2020	5/1/2020	U.S. Treasury 1.50%-3.00% 2025-2027	1,224,000	1,200,000	1,200,001
Mizuho Securities	3.00	4/30/2020	5/1/2020	U.S. Treasury 0% 2020	204,000	200,000	200,000
Royal Bank of Canada	2.00	4/30/2020	5/1/2020	U.S. Treasury 0.125%-7.625% 2021-2029	969,000	950,000	950,001
TD Securities	2.00	4/30/2020	5/1/2020	U.S. Treasury 0.625%-2.75% 2021-2030	408,000	400,000	400,000
Wells Fargo Securities	2.00	4/30/2020	5/1/2020	U.S. Treasury 0%-0.17% 2020	1,020,000	1,000,000	1,000,001
					$4,513,500	$4,425,000	$4,425,003

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $30,488,254,000, which represented 21.34% of the net assets of the fund.

Key to abbreviations and symbol

SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars

See notes to financial statements.

Capital Group Central Cash Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $140,846,423)		$140,878,239
Cash		2,391,827
Receivables for:
Sales of fund’s shares	$1,137,745
Interest	3,210	1,140,955
		144,411,021
Liabilities:
Payables for:
Repurchases of fund’s shares	1,526,484
Trustees’ deferred compensation	47
Other	38	1,526,569
Net assets at April 30, 2020		$142,884,452

Net assets consist of:
Capital paid in on shares of beneficial interest		$142,852,606
Total distributable earnings		31,846
Net assets at April 30, 2020		$142,884,452

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,428,445 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$142,884,452	1,428,445	$100.03

See notes to financial statements.

12	Capital Group Central Cash Fund

Statement of operations	unaudited
for the six months ended April 30, 2020	(dollars in thousands)

Investment income:
Income:
Interest		$836,821
Fees and expenses:
Transfer agent services	$1
Reports to shareholders	7
Registration statement and prospectus	1
Trustees’ compensation	76
Auditing and legal	26
Custodian	122
Other	13	246
Net investment income		836,575

Net realized gain and unrealized appreciation:
Net realized gain on investments		11
Net unrealized appreciation on investments		5,076
Net realized gain and unrealized appreciation		5,087
Net increase in net assets resulting from operations		$841,662

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2020*	For the period February 22, 2019† to October 31, 2019
Operations:
Net investment income	$836,575	$1,638,590
Net realized gain	11	56
Net unrealized appreciation	5,076	26,740
Net increase in net assets resulting from operations	841,662	1,665,386

Distributions paid or accrued to shareholders	(836,626)	(1,638,560)

Net capital share transactions	23,118,450	119,734,140

Total increase in net assets	23,123,486	119,760,966

Net assets:
Beginning of period	119,760,966	—
End of period	$142,884,452	$119,760,966

*	Unaudited.
†	Commencement of operations.

See notes to financial statements.

Capital Group Central Cash Fund	13

Notes to financial statements	unaudited

1. Organization

Capital Group Central Fund Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before

14	Capital Group Central Cash Fund

the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2020, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by

Capital Group Central Cash Fund	15

government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk — A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

16	Capital Group Central Cash Fund

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$88

As of April 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$35,261
Gross unrealized depreciation on investments	(3,445)
Net unrealized appreciation on investments	31,816
Cost of investments	140,846,423

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2020	For the period February 22, 2019* to October 31, 2019
Class M	$836,626	$1,638,560

*	Commencement of operations.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund does not pay an investment advisory services fee to CRMC.

Distribution services — The fund does not pay a distribution services fee to AFD.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping, shareholder communications and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Capital Group Central Cash Fund	17

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. The fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2020
Class M	$207,654,656	2,076,100	$ 836,626	8,365	$(185,372,832)	(1,853,479)	$ 23,118,450	230,986

For the period February 22, 2019* to October 31, 2019
Class M	$266,809,571	2,668,292	$1,638,547	16,387	$(148,713,978)	(1,487,220)	$119,734,140	1,197,459

*	Commencement of operations.

9. Ownership concentration

At April 30, 2020, the fund had one shareholder, American Balanced Fund, with aggregate ownership of the fund’s outstanding shares of 11%. CRMC is the investment adviser to American Balanced Fund.

18	Capital Group Central Cash Fund

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class M:
4/30/2020[2,3]	$100.01	$.74	$.02	$.76	$(.74)	$100.03	.76%[4]		$142,884	—%[5,6]		1.45%[6]
10/31/2019[2,7]	100.00	1.60	.01	1.61	(1.60)	100.01	1.62	[4]	119,761	—	[5,6]	2.31	[6]

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Amount less than .01%.
[6]	Annualized.
[7]	Class M shares began investment operations on February 22, 2019.

See notes to financial statements.

Capital Group Central Cash Fund	19

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2019, through April 30, 2020).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1]		Annualized expense ratio
Capital Group Central Cash Fund
Actual return	$1,000.00	$1,007.60	$—	[2]	—%[3]
Assumed 5% return	1,000.00	1,024.86	—	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

20	Capital Group Central Cash Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019, while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee noted that the fund is primarily used as a centralized cash management vehicle for other funds advised by CRMC and as such the fund does not pay an advisory fee. They considered the limited other expenses borne by the fund and concluded that these expenses were fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for amounts paid by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds including fees paid to CRMC’s affiliated transfer agent, and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts paid by the fund.

Capital Group Central Cash Fund	21

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

22	Capital Group Central Cash Fund

This page was intentionally left blank.

Capital Group Central Cash Fund	23

This page was intentionally left blank.

24	Capital Group Central Cash Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on capitalgroup.com or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on capitalgroup.com.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC monthly on Form N-MFP. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Group Central Cash Fund, but it also may be used as sales literature when preceded or accompanied by the fund’s registration statement, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 30, 2020